Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As of March 31, 2023, the remainder of the U.S. Treasury securities held in the Trust Account after redemptions were deposited into the cash operating account maintained by the trustee. The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	March 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Warrant liabilities — Public warrants	$2,164,013	—	$2,164,013	$—
Warrant liabilities — Private warrants	1,583,375	—	—	1,583,375
Convertible Note — April 1, 2022	443,067	—	—	443,067
Convertible Note — June 6, 2022	443,067	—	—	443,067
Convertible Note — December 14, 2022	287,993	—	—	287,993

Total Warrant liabilities	$4,921,515	—	$2,164,013	$2,757,502

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Investments held in trust account- Money Market Funds	349,927,313	349,927,313	—	—

Total Investments held in Trust Account	$349,927,313	$349,927,313	$—	$—

Warrant liabilities — Public warrants	$1,725,000		$1,725,000	$—
Warrant liabilities — Private warrants	1,253,333	—	—	1,253,333
Convertible Note — April 1, 2022	338,200	—	—	338,200
Convertible Note — June 6, 2022	338,200	—	—	338,200
Convertible Note — December 14, 2022	152,200	—	—	152,200

Total Warrant liabilities	$3,806,933		$1,725,000	$2,081,933

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of March 31, 2023 and December 31, 2022 is classified as Level 2 due to the use of an observable market quote in an active market.
The Company utilizes a binomial lattice simulation model to value the private placement warrants and the convertible promissory notes at each reporting period, with changes in fair value recognized in the condensed consolidated statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The value of the securities transferred from a Level 2 measurement to a Level 1 measurement during the year ended December 31, 2022 was $348,810,523. There was a transfer of $1,725,000 from Level 1 to Level 2 in the fair value hierarchy for Public Warrants during the year ended December 31, 2022. There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the three months ended March 31, 2023 for the securities, warrants, or any of the convertible promissory notes.
The following table provides quantitative information regarding Level 3 fair value measurements of the warrants:

	At March 31,	At December 31,
	2023	2022
Share price	$10.32	$10.10
Strike price	$11.50	$11.50
Term (in years)	5.96	0.38
Volatility	12.50%	de minimis
Risk-free rate	4.66%	3.98%
Dividend yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements of the convertible promissory notes:

	At March 31,	At December 31,
	2023	2022
Share price	$10.32	$10.10
Strike price	$11.50	$11.50
Term (in years)	0.33	0.38
Risk-free rate	4.88%	4.54%
Dividend yield	0.00%	0.00%
The following table presents the changes in the fair value of the convertible promissory notes:

March 31, 2023
Fair value as of January 1, 2023	$828,600
Borrowing during the quarter ended March 31, 2023	100,000
Proceeds received in excess of initial fair value of convertible promissory note	(12,198)
Change in fair value	257,725

Fair value as of March 31, 2023	$1,174,127

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(3,191,250)	(2,318,667)	(5,509,917)

Fair value as of December 31, 2022	$1,725,000	$1,253,333	$2,978,333
Change in valuation inputs or other assumptions	439,013	330,042	769,055

Fair value as of March 31, 2023	$2,164,013	$1,583,375	$3,747,388

The following table presents a summary of the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,318,667)	—	(2,318,667)

Fair value as of December 31, 2022	$1,253,333	$—	$1,253,333
Change in fair value	330,042	—	330,042

Fair value as of March 31, 2023	$1,583,375	$—	$1,583,375

Note 10 — Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Description
Investments held in trust account- U.S. Treasury Securities	349,927,313	349,927,313	—	—

Total Investments held in Trust Account	$349,927,313	$349,927,313	$—	$—

Warrant liabilities — Public warrants	$1,725,000		$1,725,000	$—
Warrant liabilities — Private warrants	1,253,333	—	—	1,253,333
Convertible Note — April 1, 2022	338,200	—	—	338,200
Convertible Note — June 6, 2022	338,200	—	—	338,200
Convertible Note — December 14, 2022	152,200	—	—	152,200

Total Warrant liabilities	$3,806,933		$1,725,000	$2,081,933

For the year ended December 31, 2022, as a result of the recent decline in trading volume within the period, the public warrants were transferred to and are currently classified as Level 2 securities.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Description
Investments held in trust account- U.S. Money Market Fund	$484	$484	$—	$—
Investments held in trust account- U.S. Treasury Securities	345,105,197	345,105,197	—	—

Total Investments held in Trust Account	$345,105,681	$345,105,681	$—	$—

Warrant liabilities — Public warrants	$4,916,250	$4,916,250	$—	$—
Warrant liabilities — Private warrants	3,572,000	—	—	3,572,000

Total Warrant liabilities	$8,488,250	$4,916,250	$—	$3,572,000

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2022 and 2021, is classified as Level 1 due to the use of an observable market quote in an active market.
The Company utilizes a binomial lattice simulation model to value the private placement warrants and the convertible promissory notes at each reporting period, with changes in fair value recognized in the consolidated statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The aforementioned warrant liabilities are not subject to qualified hedge accounting.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The value of the securities transferred from a Level 2 measurement to a Level 1 measurement during the year ended December 31, 2022 was $348,810,523. There was a transfer of $1,725,000 from Level 1 to Level 2 in the fair value hierarchy for Public Warrants during the year ended December 31, 2022.
The following table provides quantitative information regarding Level 3 fair value measurements:

	At December 31,	At December 31,
	2022	2021
Share price	$10.10	$9.68
Strike price	$11.50	$11.50
Term (in years)	0.38	0.50
Volatility	de minimis	10.50%
Risk-free rate	3.98%	1.30%
Dividend yield	0.00%	0.00%
Th
e following table
presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2022	$4,916,250	$3,572,000	$8,488,250
Change in valuation inputs or other assumptions	(3,191,250)	(2,318,667)	(5,509,917)

Fair value as of December 31, 2022	$1,725,000	$1,253,333	$2,978,333

	Public	Private Placement	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	10,350,000	7,520,000	17,870,000
Change in valuation inputs or other assumptions	(5,433,750)	(3,948,000)	(9,381,750)

Fair value as of December 31, 2021	$4,916,250	$3,572,000	$8,488,250

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $5,509,917 within change in fair value of warrant liabilities in the consolidated statement of operations for the year ended December 31, 2022. The Company recognized gains in connection with changes in the fair value of warrant liabilities of $9,381,750 within change in fair value of warrant liabilities in the consolidated statement of operations for the year ended December 31, 2021.
The following table presents a summary of the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2022	$3,572,000	$—	$3,572,000
Change in fair value	(2,318,667)	—	(2,318,667)

Fair value as of December 31, 2022	$1,253,333	$—	$1,253,333

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on March 2, 2021	7,520,000	10,350,000	17,870,000
Transfer to Level 1	—	(10,350,000)	(10,350,000)
Change in fair value	(3,948,000)	—	(3,948,000)

Fair value as of December 31, 2021	$3,572,000	$—	$3,572,000